RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				1 Months Ended	8 Months Ended	12 Months Ended	25 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended																																												12 Months Ended		12 Months Ended					12 Months Ended												12 Months Ended																				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 Unsecured debt Senior Unsecured Bonds USD ($)	Apr. 30, 2006 Unsecured debt World Shipholding facility	Dec. 31, 2013 Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2013 Unsecured debt World Shipholding facility USD ($)	May 01, 2013 Unsecured debt World Shipholding facility	Dec. 31, 2012 Unsecured debt World Shipholding facility USD ($)	May 31, 2012 Unsecured debt World Shipholding facility USD ($)	Feb. 29, 2012 Unsecured debt World Shipholding facility USD ($)	Jan. 31, 2012 Unsecured debt World Shipholding facility USD ($)	Jan. 18, 2012 Bluewater Gandria USD ($)	Dec. 31, 2012 Bluewater Gandria USD ($)	Dec. 31, 2013 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Jan. 30, 2011 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Dec. 31, 2013 Golar LNG Partners USD ($)	Dec. 31, 2012 Golar LNG Partners USD ($)	Dec. 31, 2011 Golar LNG Partners USD ($)	Jan. 31, 2012 Golar LNG Partners Golar Energy [Member] USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds USD ($)	Oct. 31, 2012 Golar LNG Partners Unsecured debt Senior Unsecured Bonds NOK	Dec. 31, 2013 Golar LNG Partners Tax lease indemnification [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Tax lease indemnification [Member] USD ($)	Dec. 31, 2013 Golar LNG Partners Debt and capital lease obligations USD ($)	Dec. 31, 2013 Golar LNG Partners Golar Freeze	Oct. 31, 2011 Golar LNG Partners Golar Freeze USD ($)	Jul. 31, 2012 Golar LNG Partners NR Satu USD ($)	Dec. 31, 2013 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2012 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2011 Golar LNG Partners Management and administrative services fees USD ($)		Dec. 31, 2013 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2012 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2011 Golar LNG Partners Ship management fees USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on vendor financing loan Golar Freeze USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on vendor financing loan NR Satu USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on high-yield bonds USD ($)		Dec. 31, 2013 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2012 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2011 Golar LNG Partners Interest income on Golar Energy loan USD ($)		Dec. 31, 2013 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2012 Golar LNG Partners Trading balances due to Golar and affiliates USD ($)		Dec. 31, 2013 Golar LNG Partners Methane Princess lease security deposit movements [Member] USD ($)		Dec. 31, 2012 Golar LNG Partners Methane Princess lease security deposit movements [Member] USD ($)		Dec. 31, 2013 Golar LNG Partners Revolving credit facility USD ($)	Apr. 13, 2011 Golar LNG Partners Revolving credit facility USD ($)	Dec. 31, 2013 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2012 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2011 Faraway Maritime Shipping Company USD ($)	Dec. 31, 2013 Faraway Maritime Shipping Company Golar LNG Partners	Dec. 31, 2013 Faraway Maritime Shipping Company CPC Corporation, Taiwan	Dec. 31, 2013 World Shipholding USD ($)		Dec. 31, 2012 World Shipholding USD ($)		Dec. 31, 2011 World Shipholding USD ($)		Dec. 31, 2013 World Shipholding Unsecured debt World Shipholding facility USD ($)	Apr. 30, 2011 World Shipholding Unsecured debt World Shipholding facility USD ($)	Dec. 31, 2013 World Shipholding, loan USD ($)		Dec. 31, 2012 World Shipholding, loan USD ($)		Dec. 31, 2013 Frontline USD ($)		Dec. 31, 2012 Frontline USD ($)		Dec. 31, 2011 Frontline USD ($)		Dec. 31, 2013 Seatankers USD ($)		Dec. 31, 2012 Seatankers USD ($)		Dec. 31, 2011 Seatankers USD ($)		Dec. 31, 2013 Ship Finance USD ($)		Dec. 31, 2012 Ship Finance USD ($)		Dec. 31, 2011 Ship Finance USD ($)		Dec. 31, 2013 Seadrill [Domain] USD ($)	Dec. 31, 2012 Seadrill [Domain] USD ($)	Dec. 31, 2013 Bluewater Gandria USD ($)		Dec. 31, 2012 Bluewater Gandria USD ($)		Dec. 31, 2011 Bluewater Gandria USD ($)		Dec. 31, 2013 Golar Wilhelmsen USD ($)		Dec. 31, 2012 Golar Wilhelmsen USD ($)		Dec. 31, 2011 Golar Wilhelmsen USD ($)		Mar. 28, 2014 Subsequent event Golar LNG Partners USD ($)
Related Party Transaction [Line Items]
Revenue from related parties																															$ 2,569,000	[1]	$ 2,876,000	[1],[2]	$ 1,576,000	[1]	$ 6,701,000	[3]	$ 4,222,000	[2],[3]	$ 4,146,000	[3]
Interest income from related parties																																											0	[4]	11,921,000	[4]	3,085,000	[4]	0	[5]	4,737,000	[2],[5]	0	[5]	1,972,000	[2],[6]	575,000	[2],[6]	0	[2],[6]	0	[7]	829,000	[7]	0	[7]
Net (expenses) income (due to) from related parties		1,500,000																	11,242,000	25,160,000	8,807,000																																																													(976,000)	[8]	(2,961,000)	[8]	(2,302,000)	[8]							49,000	[9]	(325,000)	[9]	(972,000)	[9]	(45,000)	[9]	31,000	[9]	(64,000)	[9]	207,000	[9]	4,000	[9]	190,000	[9]			0	[10]	0	[10]	125,000	[10]	(4,899,000)	[11]	(3,169,000)	[11]	(2,816,000)	[11]
Receivables (payables) from related parties	(50,041,000)	(153,000)																	1,732,000	36,984,000																																			0	[6]	34,953,000	[6]									5,989,000	[12]	2,031,000	[12]	(4,257,000)	[13]	0	[13]																(50,000,000)	[8]	0	[8]	(60,000)		(143,000)				91,000		(12,000)				2,000		2,000				(74,000)	0
Related party transaction, rate																	5.00%					6.75%						6.75%		6.75%
Duration of notice required for contract termination																			120 days
Loan amount																													222,300,000	175,000,000
Final payment amount																													222,300,000
Amount drawn down																						25,000,000								155,000,000
Amount available for draw down																														20,000,000
Duration requirement for final payment																														3 years
Debt instrument, face amount				(35,000,000)																			(227,000,000)	(1,300,000,000)
Maximum borrowing capacity																																																																											20,000,000	20,000,000
Related Party Transaction, Amounts of Transaction																																																																											20,000,000
Payments of dividends	0	32,082,000	12,532,000																0	30,282,000	10,132,000																																																								0	1,800,000	2,400,000
Investments percentage ownership in subsidiaries																																																																																60.00%
Ownership interest percentage																																																																																	40.00%
Percentage ownership in subsidiary															41.40%	65.40%
Proceeds from dividends received	64,198,000	125,000	0																63,700,000	47,300,000	19,100,000
Subsidiary or Equity Method Investee, Drop-Down Amount																																																																																																																														310,000,000
Indemnification under the Omnibus Agreement																			3,300,000
Guarantees issued to Golar Partners	22,369,000	23,265,000																							11,500,000	11,500,000	533,500,000
Environmental Indemnification, deductible amount																			500,000
Environmental indemnification, aggregate cap																			5,000,000
Minimum charter term for rights of first offer																		5 years
Percentage of voting interest acquired													50.00%	50.00%
Purchase consideration - cash													19,500,000	19,500,000
Ownership percentage, equity method investment																																																																																																																								60.00%
Line of Credit Facility, Maximum Borrowing Capacity										120,000,000	250,000,000	145,000,000																																																																													80,000,000
Basis spread on variable rate						3.00%	3.00%	3.50%
Long-term Debt and Due to Related Parties	717,028,000	504,906,000				50,000,000	50,000,000		0																																																																															50,000,000
Description of variable rate basis	LIBOR				LIBOR		LIBOR
Commitment fee percentage							0.75%
Loan interest and commitment fees expense																																																																																		$ 1,000,000		$ 800,000		$ 1,900,000
Debt Instrument, Maturity Date							Sep. 30, 2015																																																																				Apr. 30, 2015

[1]	Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of ours, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.
[2]	The net effect to our consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.
[3]	Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[4]	Vendor financing loan - Golar Freeze - In October 2011, in connection with the sale of the Golar Freeze, we entered into a financing loan agreement with Golar Partners for an amount of $222.3 million. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.
[5]	Vendor financing loan - NR Satu - In July 2012, in connection with the sale of the NR Satu, we entered into a financing loan agreement with Golar Partners for an amount of $175.0 million. Of this amount, $155.0 million was drawn down in July 2012. A further $20.0 million was available for drawdown until July 2015. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.
[6]	High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300.0 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227.0 million. Of this amount, approximately $35.0 million, was issued to us.
[7]	Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25.0 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.
[8]	World Shipholding revolving credit facility - In April 2011, we entered into an $80.0 million revolving credit facility with a company related to our major shareholder, World Shipholding. In January, February and May of 2012, the revolving credit facility was amended to $145.0 million, $250.0 million and $120.0 million, respectively, without any further changes to the original terms of the facility. In July 2012, the facility was repaid in full with the proceeds received from the sale of the companies that own and operate the NR Satu to Golar Partners. In May 2013, the margin on the facility was amended from 3.5% to 3.0%. As of December 31, 2013, we had $50.0 million of borrowings under this facility. The facility is unsecured and bears interest at LIBOR plus 3.0% together with a commitment fee of 0.75% on any undrawn portion of the credit facility. For each of the years ended December 31, 2013, 2012 and 2011, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.0 million, $0.8 million, and $1.9 million respectively.
[9]	Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities. Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears.
[10]	Bluewater Gandria - In January 2012, we acquired the remaining 50% in our joint venture, Bluewater Gandria, which owns the vessel, the Gandria, for a total consideration of $19.5 million. As a result of this transaction, Bluewater Gandria is now our wholly-owned subsidiary. Refer to note 7 for further details of the acquisition. The charges to Bluewater for the year ended December 31, 2011 related to agency fees.
[11]	As of December 31, 2013, we held a 60% ownership interest in Golar Wilhelmsen, which we account for using the equity method (see note 14). Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.
[12]	Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.
[13]	Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement (see below). Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.